Subsequent Events - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 31, 2022 CNY (¥) shares	Apr. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Subsequent Event [Line Items]
Recognition of additional share-based compensation expense		¥ 1,852	¥ 530,440	$ 83,238	¥ 1,900,588	¥ 74,995
Number of options, Granted			55,388,338	55,388,338	136,230,857	62,896,041
Subsequent Events
Subsequent Event [Line Items]
Recognition of additional share-based compensation expense | ¥	¥ 100,000
Number of options, Granted	61,032,143
Vesting period	4 years
Vesting, percentage	25.00%
Share based compensation arrangement by share options become vested commencement date thereafter period	4 years